Subsequent Events (Details) - USD ($)						12 Months Ended
	Mar. 01, 2018	Jan. 16, 2018	Jan. 02, 2018	Dec. 31, 2017	Dec. 11, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 08, 2018
Subsequent Event [Line Items]
Number of shares issued in transaction				0
Asset purchase deposit						$ 750,000	$ 0	$ 0
RED Hospitality & Leisure LLC [Member]
Subsequent Event [Line Items]
Cash					$ 970,000
Variable Interest Entity, Primary Beneficiary [Member] | OpenKey [Member]
Subsequent Event [Line Items]
Payments to acquire interest in joint ventures						$ 983,000	$ 2,300,000	$ 0
Subsequent Event [Member]
Subsequent Event [Line Items]
Sales agreement aggregate offering price									$ 20,000,000
Sales agreement commission									2.00%
Subsequent Event [Member] | Revolving Credit Facility [Member] | Bank of America, N.A. [Member]
Subsequent Event [Line Items]
Maximum borrowing capacity	$ 35,000,000
Debt term	3 years
Debt term of extension option	1 year
Maximum borrowing capacity, expansion option	$ 40,000,000
Maximum borrowing capacity, including expansion option	$ 75,000,000
Subsequent Event [Member] | Revolving Credit Facility [Member] | Bank of America, N.A. [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Subsequent Event [Line Items]
Basis spread on variable rate	3.00%
Subsequent Event [Member] | Revolving Credit Facility [Member] | Bank of America, N.A. [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Subsequent Event [Line Items]
Basis spread on variable rate	3.50%
Subsequent Event [Member] | RED Hospitality & Leisure LLC [Member]
Subsequent Event [Line Items]
Cash		$ 220,000
Voting interests acquired		80.00%
Subsequent Event [Member] | OpenKey [Member]
Subsequent Event [Line Items]
Payments to acquire interest in joint ventures		$ 667,000
Subsequent Event [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OpenKey [Member]
Subsequent Event [Line Items]
Shares issued for purchase of assets (in shares)			8,962
Shares issued for membership interest (in shares)			519,647
Payments to acquire interest in joint ventures		$ 1,300,000